INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
8.	INTANGIBLE ASSETS, NET

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Licensing fee	IP right	Trademarks	Others	Total
	$	$	$	$	$
Intangible assets, net
January 1, 2017	17,883	11,587	–	493	29,963
Additions	11,110	779	–	1,010	12,899
Acquisition of a subsidiary (Note 4)	–	–	10,679	677	11,356
Amortization expense	(12,452)	(3,976)	(534)	(607)	(17,569)
Impairment	(922)	–	–	–	(922)
Disposal	–	–	–	(5)	(5)
Exchange differences	693	858	–	60	1,611

Intangible assets, net
January 1, 2018	16,312	9,248	10,145	1,628	37,333
Additions	3,221	406	–	1,618	5,245
Amortization expense	(17,573)	(4,348)	(1,068)	(837)	(23,826)
Impairment	(112)	(5,054)	–	–	(5,166)
Disposal	–	–	–	(245)	(245)
Exchange differences	(280)	(128)	–	(46)	(454)
Intangible assets, net December 31, 2018	1,568	124	9,077	2,118	12,887

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

	Licensing fee	IP right	Trademarks	Others	Total
	$	$	$	$	$

2019	1,131	124	1,068	811	3,134
2020	437	–	1,068	609	2,114
2021	–	–	1,068	363	1,431
2022	–	–	1,068	264	1,332
2023	–	–	1,068	71	1,139
Thereafter	–	–	3,737	–	3,737
	1,568	124	9,077	2,118	12,887

During the year ended December 31, 2018, the Company determined that the carrying amount related to an intellectual property right (“IP right”) was not recoverable due to changes in market environment and therefore, recorded an impairment loss of $5,054.